Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
10 cent appreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 38	£ 106
(Increase)/decrease in equity	(373)	(368)
(Increase)/decrease in adjusted net debt	(482)	(555)
15 cent appreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	59	167
(Increase)/decrease in equity	(584)	(577)
(Increase)/decrease in adjusted net debt	(753)	(870)
10 cent appreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(10)	(42)
(Increase)/decrease in equity	(1,297)	(1,188)
(Increase)/decrease in adjusted net debt	240	178
15 cent appreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(16)	(66)
(Increase)/decrease in equity	(2,031)	(1,834)
(Increase)/decrease in adjusted net debt	378	279
10 yen appreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	(5)	(5)
15 yen appreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	(7)	(8)
10 cent depreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(32)	(91)
(Increase)/decrease in equity	322	313
(Increase)/decrease in adjusted net debt	415	473
15 cent depreciation of the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(47)	(131)
(Increase)/decrease in equity	467	453
(Increase)/decrease in adjusted net debt	602	684
10 cent depreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	9	36
(Increase)/decrease in equity	1,108	958
(Increase)/decrease in adjusted net debt	(202)	(150)
15 cent depreciation of the Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	13	51
(Increase)/decrease in equity	1,581	1,384
(Increase)/decrease in adjusted net debt	(291)	(217)
10 yen depreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	4	5
15 yen depreciation of the Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in adjusted net debt	£ 6	£ 7